CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Convertible notes payable, debt discount	$ 24,820	$ 46,797
Common stock, shares authorized	7,500,000,000	7,500,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	24,065	10,997
Common stock, shares outstanding	24,065	10,997
Series N Senior Convertible Preferred Stock [Member]
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	868,056	868,056
Preferred stock, shares outstanding	868,056	868,056
Series R Senior Convertible Preferred Stock [Member]
Preferred stock, shares authorized	5,000	5,000
Preferred stock, stated value	$ 1,200	$ 1,200
Preferred stock, shares issued	165	165
Preferred stock, shares outstanding	165	165
Series X Senior Convertible Preferred Stock [Member]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	375,000	375,000
Preferred stock, shares outstanding	375,000	375,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	2,139,478	2,131,328
Preferred stock, shares outstanding	2,139,478	2,131,328
Series C Preferred Stock [Member]
Preferred stock, shares authorized	500	500
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	123	123
Preferred stock, shares outstanding	123	123
Series E Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	155,750	150,750
Preferred stock, shares outstanding	155,750	150,750
Series F-1 Preferred Stock [Member]
Preferred stock, shares authorized	50,000	50,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	35,752	35,752
Preferred stock, shares outstanding	35,752	35,752
Series I Preferred Stock [Member]
Preferred stock, shares authorized	15,000,000	15,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	14,885,000	14,885,000
Preferred stock, shares outstanding	14,885,000	14,885,000
Series J Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	1,713,584	1,713,584
Preferred stock, shares outstanding	1,713,584	1,713,584
Series L Preferred Stock [Member]
Preferred stock, shares authorized	400,000	400,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	319,493	319,493
Preferred stock, shares outstanding	319,493	319,493